Subsequent Events (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 09, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Aggregate consideration		$ 421,900,000
Common stock, par value per share		$ 10
Redemption limitation amount	$ 5,000,001
Redemption shares		10,608,178
Redemption price per share		$ 18	$ 18
Redemption amount		$ 2,649,152	$ 2,918,429
Balance in trust account		$ 110,007,647
Price per shares		$ 0.35
Aggregate amount		$ 10,062,500
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Redemption shares		18,141,822
Redemption price per share		$ 10.37
Redemption amount		$ 188,132,132
Common stock shares issued		7,187,500
Common stock shares outstanding		7,187,500
Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		7,187,500	7,187,500	7,187,500
Common stock shares outstanding		7,187,500	7,187,500	7,187,500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Deferred discount		$ 4,000,000
Maximum Earnout Value [Member]
Subsequent Events (Details) [Line Items]
Maximum earnout value		$ 200,000,000
Maximum Earnout Value [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value per share		$ 10
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Sponsor shares		1,380,736
Percentage of performance - based vesting provisions		20.00%
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Percentage of voting power		80.00%